Equity Compensation Plan	6 Months Ended
Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
Equity Compensation Plan
11.	Equity Compensation Plan
Details of the Company’s equity compensation plan (the “Plan”) are discussed in Note 14 of the 2024 Consolidated Financial Statements.